SCHEDULE OF INVESTMENTS
Ivy International Small Cap Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Consumer Discretionary – 2.2%
Ardent Leisure Group(A)(B)	1,909	$1,010
City Chic Collective Ltd.	659	2,078
		3,088

Energy – 2.2%
Beach Energy Ltd.	869	1,212
WorleyParsons Ltd.	201	1,773
		2,985

Financials – 2.2%
Steadfast Group Ltd.	1,013	3,116

Materials – 2.1%
Evolution Mining Ltd.	402	1,549
Nufarm Ltd.	449	1,419
		2,968

Total Australia - 8.7%		$12,157
Belgium
Financials – 0.2%
ageas N.V.	6	308

Total Belgium - 0.2%		$308
Canada
Materials – 0.9%
Lundin Mining Corp.	151	1,312

Total Canada - 0.9%		$1,312
Finland
Industrials – 2.3%
Konecranes Oyj(A)	12	419
Outotec Oyj	271	2,727
		3,146

Materials – 0.7%
Huhtamaki Oyj	17	879

Total Finland - 3.0%		$4,025
France
Energy – 1.6%
Gaztransport et Technigaz S.A.	23	2,194

Financials – 0.6%
COFACE S.A.	85	851

Health Care – 1.0%
Orpea S.A.	11	1,388

Industrials – 1.7%
Alstom	37	2,088
Teleperformance SE	1	284
		2,372

Utilities – 0.9%
Rubis Group	27	1,268

Total France - 5.8%		$8,073
Germany
Consumer Discretionary – 2.9%
fashionette AG(A)	29	1,163
Knaus Tabbert AG(A)	17	1,293
Westwing Group AG(A)	35	1,409
		3,865

Energy – 0.4%
VERBIO Vereinigte BioEnergie AG	16	612

Health Care – 1.8%
Vivoryon Therapeutics AG(A)(B)	226	2,492

Industrials – 1.4%
Mynaric AG(A)	22	1,987

Information Technology – 2.2%
Exasol AG(A)	32	1,093
LPKF Laser & Electronics AG	25	893
Northern Data AG(A)(B)	10	970
		2,956

Real Estate – 0.5%
PATRIZIA Immobilien AG	24	760

Total Germany - 9.2%		$12,672
Hong Kong
Communication Services – 0.9%
HKBN Ltd.	781	1,210

Industrials – 1.2%
Pacific Basin Shipping Ltd.	8,851	1,670

Information Technology – 1.3%
ASM Pacific Technology Ltd.	136	1,798

Total Hong Kong - 3.4%		$4,678
Ireland
Consumer Discretionary – 0.5%
Dalata Hotel Group plc	155	718

Consumer Staples – 1.1%
Total Produce plc	882	1,478

Health Care – 4.4%
UDG Healthcare plc	78	834
Uniphar plc	1,781	5,179
		6,013

Industrials – 0.5%
Kingspan Group plc	11	744

Materials – 1.5%
Smurfit Kappa Group plc	45	2,107

Total Ireland - 8.0%		$11,060
Isle of Man
Information Technology – 1.7%
Strix Group plc	786	2,363

Total Isle of Man - 1.7%		$2,363
Japan
Communication Services – 3.1%
ARTERIA Networks Corp.	78	1,124
Capcom Co. Ltd.	25	1,634
Daiichikosho Co. Ltd.	44	1,515
		4,273

Consumer Discretionary – 6.1%
Komeda Holdings Co. Ltd.	107	1,934
Roland Corp.	61	1,852
Ryohin Keikaku Co. Ltd.	124	2,527
Stanley Electric Co. Ltd.	67	2,155
		8,468

Consumer Staples – 2.7%
Kobe Bussan Co. Ltd.(B)	45	1,380
Matsumotokiyoshi Holdings Co. Ltd.	56	2,397
		3,777

Financials – 2.9%
Bank of Kyoto Ltd. (The)(B)	52	2,685
Gunma Bank Ltd. (The)	412	1,272
		3,957

Health Care – 0.7%
Nippon Shinyaku Co. Ltd.	16		1,024

Industrials – 9.0%
MISUMI Group, Inc.	47		1,546
Okamura Corp.	191		1,711
Sanwa Holdings Corp.	172		2,011
SATO Holdings Corp.	47		1,012
Takeuchi Mfg Co. Ltd.	61		1,433
TechnoPro Holdings, Inc.	33		2,725
Tsubaki Nakashima Co. Ltd.(B)	167		1,819
			12,257

Information Technology – 5.0%
DISCO Corp.	6		1,887
Sansan, Inc.(A)	29		1,927
SCSK Corp.	52		2,985
			6,799

Materials – 1.8%
Zeon Corp.	175		2,507

Real Estate – 3.0%
GLP J-REIT	1		1,471
Ichigo, Inc.	452		1,360
Kenedix Office Investment Corp.	—	*	1,222
			4,053

Total Japan - 34.3%			$47,115
Jersey
Materials – 0.5%
Breedon Group plc(A)	536		640

Total Jersey - 0.5%			$640
Netherlands

Financials – 1.0%
Euronext N.V.	12		1,336

Information Technology – 2.2%
ASM International N.V.	14		3,074

Total Netherlands - 3.2%			$4,410
Norway
Consumer Staples – 0.8%
SalMar ASA	19		1,090

Total Norway - 0.8%			$1,090
Singapore
Real Estate – 2.0%
City Developments Ltd.	223		1,342
Manulife U.S. REIT	1,881		1,400
			2,742

Total Singapore - 2.0%			$2,742
Sweden
Communication Services – 1.6%
Stillfront Group AB(A)	182		2,207

Total Sweden - 1.6%			$2,207
Switzerland
Information Technology – 1.3%
Logitech International S.A., Registered Shares	19		1,843

Total Switzerland - 1.3%			$1,843
United Kingdom
Communication Services – 2.6%
Future plc	114		2,711
Rightmove plc	103		917
			3,628

Consumer Discretionary – 5.0%
Coats Group plc	1,035		954

Games Workshop Group plc	25	3,897
Gamesys Group plc	81	1,254
Persimmon plc	20	749
		6,854

Consumer Staples – 1.3%
Cranswick plc	18	886
Stock Spirits Group plc	262	962
		1,848

Financials – 0.9%
Draper Esprit plc(A)	140	1,264

Industrials – 1.2%
Diploma plc	55	1,654

Information Technology – 1.4%
Avast plc	272	2,001

Materials – 0.9%
Polymetal International plc	51	1,172

Total United Kingdom - 13.3%		$18,421

TOTAL COMMON STOCKS – 97.9%		$135,116
(Cost: $95,167)

PREFERRED STOCKS
Germany
Industrials – 1.4%
Sixt SE	28	1,991

Total Germany - 1.4%		$1,991

TOTAL PREFERRED STOCKS – 1.4%		$1,991
(Cost: $1,520)

SHORT-TERM SECURITIES
Money Market Funds(C) – 3.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	438	438
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(D)	4,354	4,354
		4,792

TOTAL SHORT-TERM SECURITIES – 3.5%		$4,792
(Cost: $4,792)

TOTAL INVESTMENT SECURITIES – 102.8%		$141,899
(Cost: $101,479)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.8)%		(3,865)

NET ASSETS – 100.0%		$138,034

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $5,488 are on loan.

(C)	Rate shown is the annualized 7-day yield at December 31, 2020.
(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$11,318	$—
Consumer Discretionary	6,435	16,558	—
Consumer Staples	—	8,193	—
Energy	612	5,179	—
Financials	1,264	9,568	—
Health Care	7,671	3,246	—
Industrials	744	23,086	—
Information Technology	3,456	17,378	—
Materials	2,747	8,838	—
Real Estate	—	7,555	—
Utilities	—	1,268	—

Total Common Stocks	$22,929	$112,187	$—
Preferred Stocks	—	1,991	—
Short-Term Securities	4,792	—	—

Total	$27,721	$114,178	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$101,479

Gross unrealized appreciation	41,716

Gross unrealized depreciation	(1,296)

Net unrealized appreciation	$40,420